Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 39,637	$ 45,898
Impairment of property, plant and equipment	(223)	(2,524)	$ 0
Ending balance	42,326	39,637	45,898
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	155,347	162,507
Additions	4,933	5,083
Disposals	(5,519)	(5,637)
Transfer		(399)
Classified as held for sales		(5,497)
Exchange differences	15,709	(710)
Ending balance	170,470	155,347	162,507
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(115,710)	(116,609)
Depreciation charge for the year	(4,937)	(5,427)
Impairment of property, plant and equipment	(223)	(2,524)
Disposals	5,108	5,624
Transfer		156
Classified as held for sales		2,695
Exchange differences	(12,382)	375
Ending balance	(128,144)	(115,710)	(116,609)
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,449	4,417
Ending balance	6,227	4,449	4,417
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,449	4,417
Additions	1,120
Exchange differences	658	32
Ending balance	6,227	4,449	4,417
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	15,623	17,421
Ending balance	15,339	15,623	17,421
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	44,235	47,371
Additions	34	19
Disposals		(116)
Transfer		2,331
Classified as held for sales		(4,809)
Exchange differences	4,152	(561)
Ending balance	48,421	44,235	47,371
Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(28,612)	(29,950)
Depreciation charge for the year	(1,356)	(1,691)
Disposals		116
Transfer		156
Classified as held for sales		2,512
Exchange differences	(3,114)	245
Ending balance	(33,082)	(28,612)	(29,950)
Building improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,130	2,072
Ending balance	2,368	2,130	2,072
Building improvement [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,861	4,547
Additions	19	71
Disposals		(1)
Transfer	292	709
Classified as held for sales		(454)
Exchange differences	450	(11)
Ending balance	5,622	4,861	4,547
Building improvement [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,731)	(2,475)
Depreciation charge for the year	(254)	(241)
Impairment of property, plant and equipment		(107)
Disposals		1
Classified as held for sales		97
Exchange differences	(269)	(6)
Ending balance	(3,254)	(2,731)	(2,475)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,415	14,125
Ending balance	14,474	13,415	14,125
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	88,897	89,608
Additions	400	443
Disposals	(4,392)	(4,854)
Transfer	2,600	4,136
Classified as held for sales		(221)
Exchange differences	9,459	(215)
Ending balance	96,964	88,897	89,608
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(75,482)	(75,483)
Depreciation charge for the year	(2,513)	(2,672)
Impairment of property, plant and equipment	(217)	(2,351)
Disposals	4,024	4,858
Classified as held for sales		76
Exchange differences	(8,302)	90
Ending balance	(82,490)	(75,482)	(75,483)
Motor vehicle and other asset and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,086	1,144
Ending balance	1,800	1,086	1,144
Motor vehicle and other asset and assets under finance lease [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,608	4,642
Additions	1,119	367
Disposals	(914)	(440)
Transfer		75
Exchange differences	417	(36)
Ending balance	5,230	4,608	4,642
Motor vehicle and other asset and assets under finance lease [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,522)	(3,498)
Depreciation charge for the year	(477)	(455)
Impairment of property, plant and equipment		(29)
Disposals	877	432
Exchange differences	(308)	28
Ending balance	(3,430)	(3,522)	(3,498)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	864	909
Ending balance	1,071	864	909
Office equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,227	6,112
Additions	396	312
Disposals	(213)	(220)
Transfer	124	50
Classified as held for sales		(13)
Exchange differences	425	(14)
Ending balance	6,959	6,227	6,112
Office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,363)	(5,203)
Depreciation charge for the year	(337)	(368)
Impairment of property, plant and equipment	(6)	(37)
Disposals	207	217
Classified as held for sales		10
Exchange differences	(389)	18
Ending balance	(5,888)	(5,363)	(5,203)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,070	5,810
Ending balance	1,047	2,070	5,810
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,070	5,810
Additions	1,845	3,871
Disposals		(6)
Transfer	(3,016)	(7,700)
Exchange differences	148	95
Ending balance	$ 1,047	$ 2,070	$ 5,810